Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Warrants Activity
Warrant activity for the years ended December 31, 2015 and 2014 was as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2013	507,500	$3.24
Granted	2,942,270	1.89
Exercised	—	—
Expired	—	—
Balance, December 31, 2014	3,449,770	$2.09
Granted	—	—
Exercised	—	—
Expired	(500,000)	3.25
Balance, December 31, 2015	2,949,770	$1.89

Summary of Fair Value Stock Option Assumptions
The weighted average assumptions used in the Black-Scholes option pricing model are as follows:

	2015	2014
Stock options and restricted stock awards
Expected life	6.25 years	6.25 years
Risk-free interest rate	2.09%	2.03%
Expected volatility	72.90%	68.80%

American DG Energy
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity
Stock option activity for the year ended December 31, 2015 was as follows:

Common Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value

Outstanding, December 31, 2014	3,119,000	$1.32	5.15 years	$25,600
Granted	200,000	$0.41
Exercised	—	—
Canceled	(535,000)	$1.42
Expired	(306,000)	$2.59
Outstanding, December 31, 2015	2,478,000	$1.06	4.93 years	$4,000
Exercisable, December 31, 2015	1,308,000	$1.22		$—
Vested and expected to vest, December 31, 2015	2,478,000	$1.06		$4,000

Schedule of Changes in the Company's Ownership Interest in its Subsidiary
The following schedule discloses the effects of changes in the Company's ownership interest in its consolidated subsidiaries and former consolidated subsidiaries on the Company's equity for the years ended December 31, 2015 and 2014.

	2015	2014
Loss attributable to American DG Energy Inc.	$(5,430,403)	$(5,888,894)
Transfers (to) from noncontrolling interest:
Decrease in additional paid-in capital for exchange of 1,320,000 EuroSite Power common shares for current and future interest related to the Company's convertible debentures (see "Note 6 - Convertible debentures")	(15,250)
Reorganization of subsidiary ownership (See "Note 7 - Stockholders' equity")	(732,116)
Increase in additional paid-in capital for exchange of 9,409,000 EuroSite Power common shares for current and future interest related to the Company's convertible debentures (see "Note 6 - Convertible debentures")		4,704,500
Increase in additional paid-in-capital for sale by EuroSite Power of 3,000,000 common shares and warrants		1,486,329
Decrease in additional paid-in-capital for reacquisition by EuroSite Power of 100,000 of its common shares		(42,902)
Increase in additional paid-in-capital for conversion of EuroSite Power convertible debentures into 6,100,000 common shares of EuroSite Power		2,455,377
Noncontrolling interest share of transactions affecting subsidiary ownership	426,980	(2,718,159)
Subtotal transfers (to) from noncontrolling interest	(320,386)	5,885,145
Change from net loss attributable to American DG Energy Inc. and transfers (to) from noncontrolling interest	$(5,750,789)	$(3,749)

EuroSite Power
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity
Stock option activity for the year ended December 31, 2015 was as follows:

Common Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2014	4,305,000	$0.87	6.84 years	$9,800
Granted	400,000	$0.70
Exercised	—	—
Canceled	(595,000)	$0.88
Expired	—	—
Outstanding, December 31, 2015	4,110,000	$0.84	6.06 years	$410,500
Exercisable, December 31, 2015	3,442,500	$0.89		$208,125
Vested and expected to vest, December 31, 2015	4,110,000	$0.84		$410,500